Stockholders' Equity (Deficiency)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity (Deficiency)

Note 10 –Stockholders’ Equity (Deficiency)

On September 15, 2020, the Company completed a special meeting of stockholders (the “Special Meeting”). At the Special Meeting, the Company’s stockholders, among other things, (i) approved an amendment to the Company’s Amended and Restated Certificate of Incorporation (the “A&R Certificate of Incorporation”) to increase the aggregate number of authorized shares of common stock by 200,000,000 shares from 50,000,000 to 250,000,000 shares; (ii) approved an amendment to the A&R Certificate of Incorporation to reduce the vote required to amend, repeal, or adopt any provisions of the A&R Certificate of Incorporation from the approval of 66 2/3% of the voting power of the shares of the then outstanding voting stock of the Company entitled to vote to a majority of such shares; and (iii) approved a reverse stock split of the Company’s common stock at a ratio of between one-for-five and one-for-twenty-five, with such ratio to be determined at the sole discretion of the Company’s Board of Directors (the “Board”) and with such reverse stock split to be effected at such time and date, if at all, as determined by the Board in its sole discretion.

Common Stock

On February 25, 2020, the Company raised $650,000 in gross proceeds through a private placement bridge offering of its common stock and warrants to purchase its common stock to certain accredited investors (the “Bridge Offering”). The Company sold an aggregate of 1,300,000 shares of common stock and warrants to purchase 1,300,000 shares of common stock in the Bridge Offering pursuant to a securities purchase agreement between the Company and each of the investors in the Bridge Offering (the “Purchase Agreement”). The warrants are exercisable for a the period commencing the date the Company’s stockholders approve either an increase in the number of the Company’s authorized shares or a reverse stock split and ending on February 25, 2025 and have an exercise price of $0.79 per share. Pursuant to the terms of the Purchase Agreement, the Company agreed to hold a meeting of its stockholders on or prior to May 25, 2020 for the purpose of seeking approval of either an increase in the number of shares of common stock the Company is authorized to issue or a reverse split of the Company’s common stock (a “Capital Event”). The Company did not hold a meeting until September 15, 2020, at which time the Company’s stockholders approved various measures including those comprising a Capital Event.

On April 24, 2020, the Company entered into a Securities Purchase Agreement (the “April 2020 Purchase Agreement”) with certain investors for the purpose of raising approximately $1.0 million in gross proceeds for the Company. Pursuant to the terms of the April 2020 Purchase Agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 1,886,793 shares of the Company’s common stock, at a purchase price of $0.405 per share, and in a concurrent private placement, warrants to purchase up to 1,886,793 shares of common stock, at a purchase price of $0.125 per warrant, for a combined purchase price per share and warrant of $0.53. The warrants are exercisable immediately on the date of issuance at an exercise price of $0.405 per share and will expire five years following the date of issuance.

The closing of the sales of these securities under the April 2020 Purchase Agreement occurred on April 28, 2020. Net proceeds to the Company from the transactions, after deducting the placement agent’s fees and expenses but before paying the Company’s estimated offering expenses, and excluding the proceeds, if any, from the exercise of the warrants, were $811,641.

On June 1, 2020, the Company entered into a Securities Purchase Agreement (the “June 2020 Purchase Agreement”) with certain investors for the purpose of raising approximately $1,333,000 in gross proceeds for the Company. Pursuant to the terms of the June 2020 Purchase Agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 2,930,402 shares of the Company’s common stock at a purchase price of $0.33 per share, and in a concurrent private placement, warrants to purchase up to 2,930,402 shares of common stock at a purchase price of $0.125 per warrant, for a combined purchase price per share and warrant of $0.455. The warrants are exercisable immediately on the date of issuance at an exercise price of $0.33 per share and will expire five years following the date of issuance.

The closing of the sales of these securities under the June 2020 Purchase Agreement occurred on June 3, 2020. Net proceeds to the Company from the transactions, after deducting the placement agent’s fees and expenses but before paying the Company’s estimated offering expenses, and excluding the proceeds, if any, from the exercise of the warrants, were $1,161,667.

On July 17, 2020, the Company entered into an Underwriting Agreement relating to a firm commitment public offering (the “Public Offering”) of 12,500,000 units (the “Units”), consisting of an aggregate of 12,500,000 shares of common stock and warrants to purchase up to 12,500,000 shares of common stock at a public offering price of $0.32 per Unit. Pursuant to the terms of the Underwriting Agreement, the underwriters also exercised their overallotment option in full, purchasing an additional 1,875,000 shares of common stock and warrants to purchase up to 1,875,000 shares of common stock for an aggregate purchase of 14,375,000 shares and warrants to purchase up to 14,375,000 shares of common stock. The warrants have an initial exercise price of $0.32 per share, subject to customary adjustments, and will expire seven years from the date of issuance. Exercisability of the warrants was subject to stockholder approval of an increase in the number of authorized shares of common stock or a reverse stock split, in either case, in an amount sufficient to permit exercise in full of the warrants, which was obtained on September 15, 2020.

Pursuant to the Underwriting Agreement, the Company also issued to the underwriters as compensation a warrant to purchase up to 750,000 shares of common stock with substantially the same terms as the warrants issued in the Public Offering.

The closing of this transaction occurred on July 21, 2020. Net proceeds to the Company, after deducting the underwriters and placement agent’s fees and expenses, including the Company’s estimated offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the Public Offering, were $3,882,000. As of the July 21, 2020 closing, did not have sufficient authorized common shares to share settle all outstanding stock options and warrants.

On February 7, 2019, the Company entered into an Agreement (“MZ Agreement”) with MZHCI, LLC a MZ Group Company (“MZ”) for MZ to provide investor relations advisory services. The MZ Agreement was for an initial term of twelve (12) months with six-month automatic extension periods. MZ received cash compensation of $8,000 per month and eighty-five thousand (85,000) restricted shares which vested quarterly over the initial twelve-month term. Effective on July 24, 2020, the Company and MZ terminated the agreement.

Series C Convertible Preferred Stock

In a private placement occurring concurrently with the Public Offering, the Company entered into a Securities Purchase Agreement with certain investors pursuant to which the Company agreed to sell 4,205,406 shares of its Series C Convertible Preferred Stock (the “Preferred Stock”) and warrants to purchase up to 6,078,125 shares of its common stock for a combined purchase price per share and warrant of $0.37. Pursuant to its terms, the Preferred Stock may convert into 6,078,125 shares of common stock. The warrants issued have an initial per share exercise price of $0.32, subject to customary adjustments, and will expire seven years from the date of issuance.

The gross proceeds were $1,556,000 and the net proceeds to the Company from the transaction, after deducting the underwriters and placement agent’s fees and expenses, including the Company’s estimated offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the private placement, were $1,358,000.

The holders of the Company’s Preferred Stock vote with holders of the Common Stock, and with any other shares of preferred stock that vote with the Common Stock, with each holder of Preferred Stock being entitled to one vote per share of Preferred Stock, and are entitled to receive 8% non-compounding cumulative dividends, payable when, as and if declared by the Board of Directors. The Series C Preferred Stock ranks senior to the common stock as to dividends and the distribution of assets in the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary or any sale of the Company.

In the event of any liquidation, dissolution, or winding up of the Company, either voluntary or involuntary, or any sale of the Company, the holders of Preferred Stock are entitled to receive, before and in preference to any distribution of any of the assets to the holders of the common stock, or any other series of the Company’s preferred stock that is junior to the Preferred Stock, an amount per share equal to $0.37 for each outstanding share of Preferred Stock (the “Original Series C Issue Price”), plus all accrued but unpaid dividends thereon through the date of such event.

As of September 30, 2020, the holders of Preferred Stock are entitled to receive a liquidation preference payment of $0.37 per share, plus accrued and unpaid dividends totaling, in the aggregate, $23,859. During the three and nine months ended September 30, 2020, the Company recognized the $23,859 as a deemed dividend for the purpose of calculating loss attributable to common stockholders and loss per share. The liquidation preference of the Preferred Stock is subordinate and ranks junior to all indebtedness of the Company.

The Company may elect to convert the Preferred Stock to common stock in the event the Company either (i) consummates a merger, or (ii) raises an aggregate of at least $8,000,000 in gross proceeds in a transaction or series of transactions within any twelve (12) month period. In the event the Company elects to effect such a conversion, each share of Series C Preferred Stock is convertible into 1.445 shares of common stock.

The Company determined that the Preferred Stock represented permanent equity due to the absence of a redemption feature and the embedded conversion option was clearly and closely related to the equity host and did not require bifurcation. The $2,431,250 fair value of the warrants was calculated using the Black-Scholes option pricing model, using the $0.44 stock price, an expected term of 7.0 years, volatility of 118.7%, a risk-free rate of 0.47% and expected dividends of 0.00%. The $1,556,000 of gross proceeds were allocated on a relative fair value basis of $607,220 to the Preferred Stock and $948,781 to the warrants. The Preferred Stock includes a contingent beneficial conversion feature (“BCF”) which was valued at its $2,067,155 intrinsic value using the commitment date stock price of $0.44 per share and the effective conversion price of $0.10 per share, but was limited to the $607,220 of proceeds that were allocated to the Preferred Stock. The contingent BCF will be recognized when the contingency is resolved. If the BCF is recognized, it will be recorded as a deemed dividend for the purposes of calculating earnings per share. In addition, since the Company does not have retained earnings, the dividend will be recorded against additional paid-in capital.

Warrants

Certain investors in the Public Offering agreed with the underwriter to enter into a lock-up and voting agreement (the “Lock-Up and Voting Agreements”) whereby each such investor was subject to a lock-up period through July 21, 2020 and agreed to vote all shares of common stock each beneficially owned on the closing date of the Public Offering with respect to any proposals presented to the stockholders of the Company. Additionally, certain investors that agreed to enter into the Lock-Up and Voting Agreements, as consideration for their waiver of certain rights described in the April 2020 Purchase Agreement and June 2020 Purchase Agreement, were issued unregistered warrants (the “Waiver Warrants”) to purchase an aggregate of 3,495,000 shares of common stock. These warrants were substantially similar to the warrants issued in the concurrent private placement, except that they warrants have a term of five (5) years, an exercise price equal to $0.37 per share and carry piggy-back registration rights.

Exercisability of the warrants issued in the February 25 transaction was subject to stockholder approval of a Capital Event. The warrants issued in the April and June transactions were immediately exercisable. Exercisability of the warrants issued in the July Public Offering and Private Placement was subject to the later to occur of (i) date that the Company files an amendment to its amended and restated certificate of incorporation to reflecting stockholder approval of either an increase in the number of our authorized shares of Common Stock or a reverse stock split (in either case in an amount sufficient to permit the conversion in full of the Preferred Stock and exercise in full of the warrants), and (ii) the date of approval as may be required by the applicable rules and regulations of The Nasdaq Stock Market LLC (or any successor entity) from the stockholders of the Company with respect to the transactions contemplated by the Securities Purchase Agreement, including the issuance of all of the shares issuable upon conversion of the Preferred Stock and warrants in excess of 19.99% of the issued and outstanding common stock on the closing date of the private placement.

On June 15, 2020, the Company filed a registration statement covering the warrants issued in the April and June transactions. The registration statement was declared effective on June 23, 2020. At the Special Meeting held on September 15, 2020, the Company’s stockholders approved measures comprising a Capital Event, as defined in the February transaction, increasing the authorized common shares by an amount sufficient to cover the exercise of warrants purchased in that transaction as well as the Public Offering and Private Placement, and including common shares issuable upon conversion of the Company’s Series C Preferred Stock. The Company filed its amended and restated certificate of incorporation on September 17, 2020 and filed a registration statement covering the warrants issued in the February and July transactions. This registration statement became effective on October 22, 2020, such that all of the warrants issued in 2020 are now exercisable.

On January 3, 2019, the Company entered into an Agreement (“Alere Agreement”) with Alere Financial Partners, a division of Cova Capital Partners LLC (“Alere”) for Alere to provide capital markets advisory services. The Alere Agreement is on a month to month basis that can be cancelled by either party with thirty (30) days advance notice. The Company will pay a monthly fee of $7,500 and issued to Alere five-year warrants to purchase 35,000 shares of the Company’s common stock at an exercise price of $1.59, equal to the closing price of the Company’s common stock on February 7, 2019, the date of approval by the Company’s board of directors. On June 11, 2019, both parties agreed to terminate the Alere Agreement as of June 30, 2019 and the unvested warrants as of June 30, 2019, totaling 17,500, were forfeited.

In addition to the warrants issued to investors in the Bridge Offering described above, the placement agent received a warrant to purchase 130,000 shares of the Company’s common stock containing substantially the same terms as the warrant issued to investors in that transaction. The Company determined that all of the warrants issued in connection with the Bridge Offering were derivative instruments because the Company did not have control of the obligation to obtain shareholder approval by May 25, 2020 to increase the number of authorized shares or to approve a reverse stock split. The accounting treatment of derivative financial instruments requires that the Company record the warrants as a liability at fair value and mark-to-market the instruments at fair values as of each subsequent balance sheet date. Any change in fair value is recorded as a change in the fair value of derivative liabilities for each reporting period at each balance sheet date.

The fair value of the warrants was determined using a Monte Carlo simulation, incorporating observable market data and requiring judgment and estimates. The Company reassesses the classification at each balance sheet date. If the classification changes as a result of events during the period, the contract will be reclassified as of the date of the event that causes the reclassification.

The warrant derivatives were valued as of the February 25, 2020 issuance date, as of the quarter ended March 31, 2020, as of June 30, 2020, and as of September 15, 2020 when the Company’s stockholders approved an increase in authorized shares in an amount sufficient to allow full exercise of these warrants. The value at issuance was $546,036 and was recorded as a derivative liability. The value of the derivative liability was $199,907 at March 31, 2020, $281,183 at June 30, 2020, and $334,229 at September 15, 2020.

The derivative liability increased $53,046 and decreased $211,807 during the three and nine months ended September 30, 2020, respectively. The changes in derivative liability is reflected in Other Income on the Condensed Statement of Operations.

On September 15, 2020, the fair value of derivative liabilities was reclassified to equity when the Company’s stockholders approved items comprising a Capital Event. Accordingly, there is no fair value of derivative liabilities as of September 30, 2020.

The following inputs and assumptions were used for the valuation of the derivative liability:

	February 25, 2020	March 31, 2020	June 30, 2020	September 15, 2020
Stock Price	$0.70	$0.295	$0.3859	$0.4346
Projected Volatility	97.1%	102.7%	102.7%	110.7%
Risk-Free Rate	1.36%	0.38%	0.29%	0.31%

●	It was assumed the stock price would fluctuate with the Company’s projected volatility.

●	The projected volatility was based on the historical volatility of the Company.

●	If the Company was required to pay the fair value of the warrant in cash as of May 25, 2020, the obligation was discounted at the Company’s estimated cost of debt based on short-term C-CCC bond ratings of 19.5% and 28.5%.

●	The likelihood of the Company calling a shareholder meeting and achieving shareholder approval was 90% as of February 25, 2020.

●	As June 30, 2020, the Company projected shareholder approval would not be obtained until approximately 8/31/20. No mandatory exercise was allowed prior to that date.

●	Until the Company obtained shareholder approval to increase the authorized shares on September 15, 2020, we assumed the warrant holders have an option to require the Company to pay the fair value of the warrants. The derivative value at that date was $334,229.

Warrant Exercises

During the three and nine months ending September 30, 2020, warrants to purchase 1,818,682 shares of common stock were exercised resulting in proceeds to the Company of $631,626.

Stock Options

From time to time, the Company issues options for the purchase of its common stock to employees and others. On July 18, 2020, the Company granted 100,000 options to each of its four independent directors and a total of 2,650,000 options to various executive officers, other employees and a consultant. The exercise price for these stock options is $0.40 per share, the closing price of the Company’s stock on the business day preceding the grant date. The Company recognized $194,421 and $159,865 of stock-based compensation related to stock options during the three months ended September 30, 2020 and 2019, respectively, and recognized $363,027 and $329,454 of stock-based compensation related to stock options during the nine months ended September 30, 2020 and 2019, respectively. As of September 30, 2020, there was $1,138,934 of unrecognized stock-based compensation expense related to outstanding stock options that will be recognized over the weighted average remaining vesting period of 2.5 years.

Restricted Stock Units

On September 13, 2019, under the Company’s nonemployee director compensation program, the Company granted two of its independent directors 78,125 restricted a stock units each in connection with their appointment to the Board in accordance with the Option Plan, which, based on the Company’s closing stock price on the grant date were valued at $0.96 per unit for an aggregate grant date value of $150,000. These units vest in equal annual portions on the anniversary of their grant.

Note 10 – Common Stock

On April 26, 2018, the Company issued 44,444 shares of common stock with an aggregate fair value of $200,000, in satisfaction of deferred salary to its Chief Medical Officer Outside the United States.

On May 30, 2018, the Company’s registration statement on Form S-1 relating to its initial public offering of its common stock (the “IPO”) was declared effective by the Securities and Exchange Commission (“SEC”). The Company completed the IPO with an offering of 1,500,000 units (the “Units”) at $5.00 per unit on June 4, 2018, each consisting of one share of the Company’s common stock, par value $0.00001 per share (the “Common Stock”), and a warrant to purchase one share of common stock with an exercise price of $6.00 per share. Aggregate gross proceeds from the IPO were $7,500,000, before underwriting discounts and commissions.

On June 8, 2018, the underwriters notified the Company of their exercise in full of their option to purchase an additional 225,000 Units (the “Additional Units”) to cover over-allotments. On June 12, 2018, the underwriters purchased the Additional Units at the IPO price of $5.00 per Unit, generating $1,125,000 in gross proceeds before underwriting discounts and commissions.

On June 18, 2018, the Company issued 30,000 shares of common stock with an aggregate fair value of $90,000, in satisfaction of fees payable to its Medical Advisory Board and granted 160,000 shares of immediately vested common stock with an aggregate fair value of $798,400 to certain consultants.

On June 18, 2018, the Company also granted 20,000 shares of common stock to a consultant with a fair value of $99,800, which per the Consulting Agreement with the consultant will vest monthly over next twelve months. However, the Company terminated the Consulting Agreement with that consultant as of December 26, 2018. Per the Agreement, the 6,137 unvested shares are to be returned to the Company by the consultant. The Company recognized $69,176 of stock-based compensation expense related to the vested shares of common stock in 2018.

On May 1, 2018, Dr Broennimann entered into a Service Agreement to perform the role of Chief Medical Officer (Out of US) for a fee of $15,000 monthly provided that the Company may, at its sole option, elect to pay 25% of the monthly fee in company common stock with the number of common stock determined by dividing the 25% of the monthly fee by the closing price of the Company’s common stock on the 2nd work day of each month. On November 27, 2018, the Company elected to issue 3,334 shares of common stock for the 25% of the monthly fee for the months of October and November 2018 and on December 2, 2018, the Company elected to issue 2,005 shares of common stock for the 25% of the monthly fee for the month of December 2018.

On February 7, 2019, the Company entered into an Agreement (“MZ Agreement”) with MZHCI, LLC, a MZ Group Company (“MZ”) for MZ to provide investor relations advisory services. The MZ Agreement is for a term of twelve (12) months and can be cancelled by either party at the end of six (6) months with thirty (30) days’ notice. MZ will receive compensation of $8,000 per month and eighty-five thousand (85,000) restricted shares that vest quarterly over a year, with a 6 month cliff with an aggregate fair value of $135,150 and recognized $121,079 of stock-based compensation expense related to the vested shares in 2019.

On March 12, 2019, the Company raised $2,704,000 in gross proceeds, with cash offering costs of $386,724 in a private placement offering of its common stock to certain accredited investors (the “Offering”). The Company sold an aggregate of 2,329,615 shares of common stock in the Offering for a purchase price of $1.15 per share pursuant to a share purchase agreement between the Company and each of the investors in the Offering. Our CEO also participated in the Offering purchasing 18,382 shares at a price of $1.36 per share, the final bid price of our common stock as reported on The Nasdaq Capital Market on the date of the Offering.

On April 18, 2019, 6,137 unvested shares were returned to the Company by a consultant as a result of the December 26, 2018 termination of such consultant’s consulting agreement.

On May 31, 2019, the Company issued 157,000 restricted shares of common stock to the Boxer Parties pursuant to the Boxer Settlement Agreement valued at $298,300 or $1.90 per share, the closing price of the Company’s common stock on the date the shares were issued.

On June 14, 2019, the Company completed a public offering of 3,615,622 shares of its common stock at a price to the public of $1.07 per share, for total gross proceeds of $3,868,716 (the “Public Offering”), with cash offering costs of $549,060. The shares were offered pursuant to a registration statement that was declared effective on June 11, 2019.

On November 5, 2019, the Company issued 9,728 restricted shares of common stock to Dr. Francis Duhay, our director for the 9,728 restricted stock units that were granted on November 27, 2018 at a fair value of $19,164 for compensation as our director and that vested on November 5, 2019.